SCHEDULE OF RECONCILIATION OF OPENING AND CLOSING BALANCE OF INVESTMENT IN EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Closing Balance December 31, 2024	$ 71	$ 474
Revaluation to fair value through profit or loss	(45)	1,444
Divestment in Equity Securities		(1,847)
Closing Balance December 31, 2025	$ 26	$ 71